Financial Instruments - Derivative Instruments Designated as Hedges (Details) - Foreign exchange forward contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gains	$ 1,189	$ 1,215
Unrealized losses	(15,350)	(4,936)
Total net unrealized losses	(14,161)	(3,721)
Realized (losses) gains	(23,212)	22,852
Cost of revenues
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized (losses) gains	(864)	1,001
Operating expenses
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized (losses) gains	(22,348)	21,851
Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign exchange forward contracts and options assets (classified in other current assets)	1,484	1,824
Foreign exchange forward contract liabilities (classified in accounts payable and accrued liabilities)	$ 15,548	$ 5,926